Convertible and Senior Redeemable Preferred Shares and Warrants (Tables)	12 Months Ended
Dec. 31, 2016
Temporary Equity Disclosure [Abstract]
Summary of Convertible and Senior Redeemable Preferred Shares and Warrants

The convertible and senior redeemable preferred shares and warrants outstanding as of December 31, 2015 automatically converted to common shares immediately prior to the closing of the IPO, consisted of the following (in thousands, except share and par value data):

Series A convertible preferred shares (convertible at 1 share to 3.4974 shares of common stock), $0.01 par value; liquidation preference equal to $50,901; 3,551 shares authorized; 3,551 shares issued and outstanding at December 31, 2015	$50,901
Series B convertible preferred shares (convertible at 1 share to 3.5636 shares of common stock), $0.01 par value; liquidation preference equal to $41,200; 2,813 shares authorized; 2,287 shares issued and outstanding at December 31, 2015	41,200
Series B-1 convertible preferred shares (convertible at 1 share to 5.0243 shares of common stock), $0.01 par value; liquidation preference equal to $52,510; 2,972 shares authorized; 2,972 shares issued and outstanding at December 31, 2015	52,510
Series C convertible preferred shares (convertible at 1 share to 3.2817 shares of common stock), $0.01 par value; liquidation preference equal to $17,490; 2,944 shares authorized; 2,944 shares issued and outstanding at December 31, 2015	17,490
Senior redeemable preferred shares (convertible at 1 share to 13.2211 shares of common stock), $0.01 par value; liquidation preference equal to $64,722; 740 shares authorized; 740 shares issued and outstanding December 31, 2015	27,585
Super senior redeemable preferred shares (convertible at 1 share to 13.2211 shares of common stock), $0.01 par value; liquidation preference equal to $22,141; 1,024 shares authorized; 280 shares issued and outstanding at December 31, 2015	8,060
Redeemable preferred share warrants; 248 warrants issued and outstanding at December 31, 2015	1,084

Convertible and senior redeemable preferred shares and warrants	$198,830